Employee Benefit Plans (Unfunded)	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Employee Benefit Plans (Unfunded) [Abstract]
Employee benefit plans (unfunded)
30	Employee benefit plans (unfunded)

Employee benefit plans includes gratuity and compensated absences payable to employees. These benefit plans consist of a defined benefit plan for gratuity payable by the Indian subsidiary of the Company under Indian regulations. These are determined under the projected unit credit method, with actuarial valuations being carried out at each reporting date. The retirement benefit obligations recognized in the Condensed Consolidated Balance Sheets represents the present value of the defined obligations. Under an employee benefit plan, it is the Company’s obligation to provide agreed benefits to the employees. The related actuarial and investment risks fall on the Company. The summary of current and non-current employee benefit plans obligations along with its components are as below:

Pension and other employee obligations
As at	September 30, 2024	March 31, 2024
Current
Gratuity	$77,170	$93,967
Compensated absences	69,134	89,688
	$146,304	$183,655
Non-current
Gratuity	$214,398	$258,524
Compensated absences	163,460	232,925
Other statutory dues	2,207	-
	$380,065	$491,449

I. Gratuity

	Three months ended September 30,		Six months ended September 30,
	2024	2023	2024	2023
Changes in projected benefit obligation (PBO)
PBO at the beginning of the year	$325,441	$373,442	$352,492	$286,713
Service cost	14,971	21,026	34,523	50,109
Interest cost	4,693	4,724	9,976	9,793
Actuarial loss/ (gain)	(21,276)	(30,473)	42,235	43,605
Benefits paid	(31,452)	(16,907)	(146,029)	(38,677)
Effect of exchange rate changes	(808)	(4,165)	(1,628)	(3,896)
PBO at the end of the period	$291,569	$347,647	$291,569	$347,647

Accrued pension liability
Current liability			$77,170	$80,698
Non-current liability			214,399	266,949
			$291,569	$347,647

Accumulated benefit obligation			$221,574	$252,121

Net gratuity cost recognized in income statement	Three months ended September 30,		Six months ended September 30,
	2024	2023	2024	2023
Service cost	$14,971	$21,026	$34,523	$50,109
Interest cost	4,693	4,724	9,976	9,793
Amortization of net actuarial (gains)/loss	(1,672)	(5,287)	(3,351)	(10,609)
Net periodic benefit cost	$17,992	$20,463	$41,148	$49,293

Re-measurement (gains) / losses in other comprehensive income	Three months ended September 30,		Six months ended September 30,
	2024	2023	2024	2023
Actuarial (gain)/loss	$(21,276)	$(30,473)	$42,235	$43,605
Amortization loss	(1,672)	(5,287)	(3,351)	(10,609)
Total	$(19,604)	$(25,186)	$45,586	$54,214

Components of actuarial gain:	Three months ended September 30,		Six months ended September 30,
	2024	2023	2024	2023
Actuarial (gain)/loss due to demographic assumption changes in defined benefit obligation	$2,004	$(8,491)	$1,063	$748
Actuarial (gain)/ loss due to financial assumption changes in defined benefit obligation	3,378	(5,926)	2,701	(5,535)
Actuarial (gain)/loss due to experience on defined benefit obligation	(26,571)	(16,056)	38,558	48,392
Total	$(21,189)	$(30,473)	$42,322	$43,605

The assumptions used in accounting for the gratuity plan are as follows:

	September 30, 2024	September 30, 2023
Discount rate - staff	6.78%	7.38%
Discount rate - independent service provider*	6.78%	7.26%
Attrition rate - staff	38.91%	36.47%
Attrition rate - independent service provider*	81.49%	78.78%
Rate of increase in compensation levels - staff	12.63%	12.19%
Rate of increase in compensation levels - independent service provider*	11.49%	11.43%

*	Independent service provider are contract employees responsible for maintaining the fleet of the Company.

During the six months ended September 30, 2024 and September 30, 2023,  actuarial gain was driven by changes in actuarial assumptions, offset by experience adjustments on present value of benefit obligations.

The Company evaluates these assumptions annually based on its long-term plans of growth and industry standards. The discount rates are based on current market yields on government securities adjusted for a suitable risk premium.

Expected benefit payments as of September 30, 2024 is as follows:

Year ending March 31,
2025 (October 1, 2024 till March 31, 2025)	$38,585
2026	60,722
2027	38,990
2028	26,493
2029	15,753
Thereafter	111,026
Total	$291,569

II.	Compensated absences

The employees are permitted to encash a maximum of 45 days of accumulated leave balance on separation. The Company has provided liability for compensated absences as per an actuarial valuation carried out by an independent actuary as of the Balance Sheet dates. The amount of compensated absences cost is $(45,949) and $(1,358) for the three months and six months ended September 30, 2024 respectively ($(50,911) and $101,628 for three months and six months ended September 30, 2023 respectively).

Net leave encashment cost includes the following components	Three months ended September 30,		Six months ended September 30,
	September 30, 2024	September 30, 2023	September 30, 2024	September 30, 2023
Service cost	$(9,304)	$(16,260)	$25,940	$125,756
Interest cost	4,574	5,189	9,737	10,412
Recognized net actuarial loss	(41,219)	(39,840)	(37,035)	(34,540)
Net periodic benefit cost	$(45,949)	$(50,911)	$(1,358)	$101,628

III.	Defined contribution plan

The Indian subsidiary makes provident fund contributions which are defined contribution plans, for qualifying employees. Under the Schemes, the Indian subsidiary is required to contribute a specified percentage of the payroll costs to fund the benefits. The contributions are made to provident fund in accordance with the fund rules. The interest rate payable to the beneficiaries every year is notified by the Government. The amount of contributions made to provident fund is $65,147 and $158,559 for the three months and six months ended September 30, 2024 respectively ($106,493 and $218,823 for the three and six months ended September 30, 2023 respectively).

30	Employee benefit plans (unfunded)

Employee benefit plans includes gratuity and compensated absences payable to employees. These benefit plans consist a defined benefit plan for gratuity payable by the Indian subsidiary of the Company under Indian regulations. These are determined under the projected unit credit method, with actuarial valuations being carried out at each reporting date. The retirement benefit obligations recognized in the Consolidated Balance Sheet represents the present value of the defined obligations. Under an employee benefit plan, it is the Company’s obligation to provide agreed benefits to the employees. The related actuarial and investment risks fall on the Company. The summary of current and non-current employee benefit plans obligations along with it’s components are as below:

Pension and other employee obligations

As at	March 31, 2024	March 31, 2023
Current
Gratuity	$93,967	$70,872
Compensated absences	89,688	75,134
	183,655	146,006
Non current
Gratuity	258,524	215,841
Compensated absences	232,925	222,967
	491,449	438,808

I.	Gratuity

	March 31, 2024	March 31, 2023
Changes in projected benefit obligation (PBO)
PBO at the beginning of the year	$286,714	$341,727
Service cost	96,167	97,679
Interest cost	17,541	18,405
Actuarial loss/ (gain)	48,593	(45,373)
Benefits paid	(91,798)	(100,528)
Effect of exchange rate changes	(4,725)	(25,196)
PBO at the end of the period	352,492	286,714

Accrued pension liability
Current liability	$93,967	$70,872
Non-current liability	258,524	215,841
	352,492	286,714
Accumulated benefit obligation	260,054	202,036

Net gratuity cost recognized in income statement

	March 31, 2024	March 31, 2023
Service cost	$96,167	$97,679
Interest cost	17,541	18,405
Amortization of net actuarial (gains)/loss	(21,124)	(18,290)
Net periodic benefit cost	92,584	97,794

Re-measurement (gains) / losses in other comprehensive income

	March 31, 2024	March 31, 2023
Actuarial (gain)/loss	$48,593	$(45,373)
Amortization loss	(21,124)	(18,290)
Total	69,717	(27,083)

Components of actuarial gain:

	March 31, 2024	March 31, 2023
Actuarial (gain)/loss due to demographic assumption changes in defined benefit obligation	$(4,289)	$(11,440)
Actuarial (gain)/ loss due to financial assumption changes in defined benefit obligation	1,977	(7,033)
Actuarial (gain)/loss due to experience on defined benefit obligation	50,904	(26,900)
Total	48,592	(45,373)

The assumptions used in accounting for the gratuity plan are as follows:

	March 31, 2024	March 31, 2023
Discount rate - staff	7.17%	7.37%
Discount rate - independent service provider*	7.12%	7.25%
Attrition rate - staff	39.54%	36.00%
Attrition rate - independent service provider*	85.68%	92.00%
Rate of increase in compensation levels - staff	12.63%	12.67%
Rate of increase in compensation levels - independent service provider*	11.43%	14.50%

*	Independent service provider are contract employees responsible for maintaining the fleet of the Company.

During the period ended March 31, 2024 and March 31, 2023, actuarial gain was driven by changes in actuarial assumptions, offset by experience adjustments on present value of benefit obligations.

The Company evaluates these assumptions annually based on its long-term plans of growth and industry standards. The discount rates are based on current market yields on government securities adjusted for a suitable risk premium.

Sensitivity analysis for the :

	March 31, 2024		March 31, 2023
Year ended	Increase	Decrease	Increase	Decrease
Discount rate (- / + 1%)	$(13,591)	$14,904	$14,216	$(12,795)
Salary growth rate (- / + 1%)	6,933	(6,668)	7,934	(8,508)
Attrition rate (- / + 1%)	(2,864)	2,918	4,801	(4,551)
Mortality rate (- / + 10% of mortality rates)	19	-	-	(51)

Expected benefit payments for the year ending March 31,
2025				99,094
2026				50,867
2027				38,071
2028				21,328
2029				14,049
Thereafter				129,083
Total				352,492

II.	Compensated absences

The employees are permitted to encash a maximum of 45 days of accumulated leave balance on separation. The Company has provided liability for compensated absences as per an actuarial valuation carried out by an independent actuary on the Balance Sheet date. The amount of compensated absences cost is $139,965 and $98,130 for the years ended March 31, 2024 and March 31, 2023 respectively.

III.	Defined contribution plan

The Indian subsidiary makes provident fund contributions which are defined contribution plans, for qualifying employees. Under the Schemes, the Indian subsidiary is required to contribute a specified percentage of the payroll costs to fund the benefits. The contributions are made to provident fund in accordance with the fund rules. The interest rate payable to the beneficiaries every year is notified by the Government. The amount of contributions made to provident fund is $432,936 and $622,401 for the years ended March 31, 2024 and March 31, 2023 respectively.